Expense Example - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIP Strategic Income Portfolio	Apr. 29, 2024 USD ($)
VIP Strategic Income Portfolio - Initial Class
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	810
VIP Strategic Income Portfolio - Service Class
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
VIP Strategic Income Portfolio - Service Class 2
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108